OTHER RECEIVABLES AND OTHER PAYABLES - Other payables (Details) £ in Millions, R in Millions	Dec. 31, 2019 ZAR (R)	Mar. 04, 2019 GBP (£)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Other Payables [Abstract]
Contingent consideration recognised as of acquisition date	R 55.8
Right of recovery payable	79.4		R 83.2	R 69.3
Dissenting shareholder liability			287.1	1,349.7
Other	212.2		256.3	188.6
Other payables	3,448.9		2,832.5	3,802.3
Reconciliation of the non-current and current portion of the other payables
Other payables	3,448.9		2,832.5	3,802.3
Current portion of other payables	(761.4)		(303.3)	(41.9)
Non-current portion of other payables	2,687.5		2,529.2	3,760.4
Rustenburg Operations Acquisition
Other Payables [Abstract]
Deferred payment	2,825.6		R 2,205.9	R 2,194.7	R 1,577.4
Pandora Acquisition By Lonmin [Member]
Other Payables [Abstract]
Deferred payment	R 275.9
SFA Oxford Limited [Member]
Other Payables [Abstract]
Contingent consideration recognised as of acquisition date | £		£ 6